Recent Accounting Pronouncements - Additional Information (Details)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted			true
Change in accounting principle, accounting standards update, adoption date			Jan. 01, 2019
ASU 2016-13
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted		true
Change in accounting principle, accounting standards update, adoption date		Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect		true
ASU 2018-18
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted		true
Change in accounting principle, accounting standards update, adoption date		Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect		true
ASU 2019-12
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Change in accounting principle, accounting standards update, adopted	true
Change in accounting principle, accounting standards update, adoption date	Mar. 31, 2021
Change in accounting principle, accounting standards update, immaterial effect	true